Taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Average effective tax rate	18.10%	18.60%
Adjusting items included in taxation	£ 66	£ 36
Tax on adjusting items	£ 29	£ 151
Average effective tax rate for subsidiaries	24.40%	24.40%